Statement of Changes in Shareholders’ Deficit - 12 months ended Dec. 31, 2021 - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jan. 12, 2021
Balance (in Shares) at Jan. 12, 2021
Balance at Dec. 31, 2021		$ 778		(39,081,329)	(39,080,551)
Balance (in Shares) at Dec. 31, 2021		7,779,076
Issuance of Class B ordinary shares to Sponsor		$ 791	24,209		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		7,906,250
Accretion on Class A ordinary shares subject to possible redemption			(199,953)	(22,886,667)	(23,086,620)
Sale of private placement warrants to Sponsor less fair value of private warrants			175,731		175,731
Forfeiture of Class B ordinary shares from Sponsor		$ (13)	13
Forfeiture of Class B ordinary shares from Sponsor (in Shares)		(127,174)
Net loss				$ (16,194,662)	$ (16,194,662)